Mineral property interests (Tables)	12 Months Ended
Dec. 31, 2019
Mineral Property [Abstract]
Summary on sale of Cañariaco project royalty
The Company recognized a gain on the sale of the Cañariaco Project Royalty of $0.4 million as outlined below
.

2018
Consideration received	$1,000

Mineral property interest cost - Cañariaco Project Royalty	(532)

Transaction costs	(115)

Gain on sale	$353